UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21336
                                                     ---------------------------

                       FIRST TRUST VALUE LINE(R) 100 FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              CT Corporation System
                               101 Federal Street
                                BOSTON, MA 02110
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                   Date of reporting period: DECEMBER 31, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
                       FIRST TRUST VALUE LINE(R) 100 FUND
                                  ANNUAL REPORT
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------


                       FIRST TRUST VALUE LINE(R) 100 FUND
                                DECEMBER 31, 2004
 Shareholder Letter .....................................................................................   1

 Portfolio Commentary ...................................................................................   2

 Portfolio Components ...................................................................................   4

 Portfolio of Investments ...............................................................................   5

 Statement of Assets and Liabilities ....................................................................   9

 Statement of Operations ................................................................................  10

 Statements of Changes in Net Assets ....................................................................  11

 Financial Highlights ...................................................................................  12

 Notes to Financial Statements ..........................................................................  13

 Report of Independent Registered Public Accounting Firm ................................................  16

 Dividend Reinvestment Plan .............................................................................  17

 Proxy Voting Policies and Procedures ...................................................................  18

 Portfolio Holdings .....................................................................................  18

 Tax Information ........................................................................................  18

 Submission of Matters to a Vote of Shareholders ........................................................  18

 Management .............................................................................................  19



                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the First Trust Value Line(R) 100 Fund (the "Fund") and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the commentary by Robert F. Carey, who is the Chief Investment Officer of First Trust Advisors L.P., the Fund's investment advisor, you will obtain an understanding of how the market environment affected its performance. The statistical information that follows can help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen, Mr. Carey and First Trust Advisors L.P. personnel are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------
                       FIRST TRUST VALUE LINE(R) 100 FUND
                                  ANNUAL REPORT
                                DECEMBER 31, 2004

Dear Shareholders:

The First Trust Value Line(R) 100 Fund (the "Fund") began trading on the American Stock Exchange on June 12, 2003, and trades under the ticker symbol FVL. In 2004, the Fund posted a market price total return of 7.9% and a net asset value (NAV) total return of 13.1%. For comparative purposes, the S&P 500 Index posted a total return of 10.9% in 2004. The Fund's market share price traded at a 5.26% discount to its NAV on December 31, 2004, but the discount has since expanded to 10.26% as of February 14, 2005. The Fund does not employ any leverage.

We are pleased to report that the Fund made two distributions to shareholders in 2004. The first was a $0.27 per share ordinary income distribution (from short-term capital gain) paid on October 8, 2004. The second was a $0.39 per share distribution paid on December 30, 2004, of which $0.15 per share was ordinary income (again from short-term capital gain) and $0.24 per share was a long-term capital gain distribution. Due to the fact that the Fund has traded at a discount for the majority of its existence, which is only a little over 18 months, we believe these distributions are a positive because they unlock for the investor some of the accumulated appreciation in the Fund's NAV. The Fund's NAV has risen from $14.33 per share at inception to $18.03 as of February 14, 2005. We believe the rise in the NAV reflects well on the Fund's investment strategy to date.

As you know, the Fund's investment strategy is growth-oriented. Growth stocks have lagged value stocks in the large-cap, mid-cap and small-cap categories for the past two calendar years. In 2004, large-cap value stocks outperformed large-cap growth stocks by 9.5 percentage points, as measured by Standard & Poor's. In 2003, that margin of difference was 6.1 percentage points.

According to data from Russell, growth stocks have not been this cheap relative to value stocks in at least 25 years based on price-to-sales data. The price/sales multiple for the Russell 1000(R) Growth Index was 2.2 as of December 31, 2004, vs. 1.5 for the Russell 1000(R) Value Index. The 2.2 multiple for the Russell 1000(R) Growth Index is below its 10-year average of about 2.65, while the 1.5 multiple for the Russell 1000(R) Value Index is higher than its 10-year average of about 1.25.

The overall state of the economy improved in 2004. According to the latest estimate from the Blue Chip Economic Indicators(R), 2004 GDP growth in the U.S. should come in around 4.4%, up from 3.1% in 2003. In our opinion, this is very encouraging considering the ongoing war in Iraq and high energy prices. Over the past 16 months the U.S. has added nearly 2.5 million people to the workforce. Since consumer spending accounts for roughly two-thirds of our annual GDP in the U.S., which is currently in the vicinity of $11.6 trillion, having more workers on the payrolls, in our opinion, is a positive for Corporate America. Perhaps the most encouraging sign that Corporate America is healthy heading into 2005 is the fact that the companies in the S&P 500 Index, including financial firms, are currently holding a record $2 trillion in cash and equivalents.

I encourage shareholders to read the commentary by Bob Carey, Chief Investment Officer at First Trust Advisors.

We appreciate your continuing confidence in our Fund.

Sincerely,

/S/ JAMES A. BOWEN
James A. Bowen
President of the First Trust Value Line(R) 100 Fund
February 15, 2005

[PHOTO]
ROBERT F.CAREY

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT, CHIEF INVESTMENT OFFICER
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 18 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (CFA) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute.

Mr. Carey has appeared as a guest on such programs as Bloomberg TV and CNBC and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
--------------------------------------------------------------------------------
             A COMMENTARY ON THE FIRST TRUST VALUE LINE(R) 100 FUND
--------------------------------------------------------------------------------
A REVIEW OF THE FUND'S INVESTMENT STRATEGY

The Fund adheres to a disciplined strategy of investing in the 100 common stocks ranked #1 in the Value Line(R) Timeliness(TM) Ranking System. The Value Line(R) Timeliness(TM) Ranking System was introduced in 1965. Each week, Value Line(R) applies its Timeliness(TM) Ranking System to screen a wide array of data using a series of proprietary calculations to rank each of the approximately 1,700 stocks in the Value Line(R) universe for expected price performance over the next 6 to 12 months. Only 100 stocks are given Value Line's #1 ranking for Timeliness(TM) at any given time.

Each week the Fund makes portfolio adjustments to match changes initiated by Value Line(R) to the 100 stocks ranked #1 for Timeliness(TM). When a new stock attains a #1 ranking, it is added to the Fund's portfolio and stocks no longer ranked #1 are removed from the Fund's portfolio. In 2004, 4.4 stocks on average were changed in a given week, essentially the same as in 2003. The Fund rebalances its holdings on a quarterly basis so that each stock is equally weighted on the rebalancing date.

PERFORMANCE OF THE FUND

Based on the first ten months of the year, it looked as though stocks were going to net investors very little in the way of gains in 2004. But thanks to a post-election rally, 2004 turned out to be a respectable year. From January through October, the net asset value (NAV) total return for the Fund was only 1.7%, vs. 3.1% for the S&P 500 Index. The Fund's market price total return was -5.3%. Focusing on the last two months of 2004, after President Bush had been re-elected on November 2nd, the returns were significantly better. From November through December, the NAV total return for the Fund was 11.2%, vs. 7.6% for the S&P 500. The Fund's market price total return outperformed both of these comparative returns by gaining 13.9%.

Shown on the chart below are the market value and NAV total returns of the Fund in 2004. We have also included for comparative purposes the returns for the S&P 500 Index, the S&P 400 Index (mid-caps) and the S&P 600 Index (small-caps). The returns depicted assume reinvestment of dividends and capital gain distributions.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

--------------------------------------------------------------------------------
                            COMPARATIVE TOTAL RETURNS
                       12 Months Ended December 31, 2004

FVL MARKET...........7.9%
FVL NAV.............13.1%
S&P 400.............10.4%
S&P 500.............10.9%
S&P 600.............11.7%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       A COMMENTARY ON THE FIRST TRUST VALUE LINE(R) 100 FUND - CONTINUED
--------------------------------------------------------------------------------

THE COMPOSITION OF THE FUND

The Fund had a large capitalization orientation to its portfolio holdings as of December 31, 2004. The average market capitalization of the issuers of the stocks in the portfolio was approximately $11.7 billion, up from $9.7 billion at the end of 2003, which happened to be at the high end of our mid-cap range of $2 billion to $10 billion. The breakdown of the 100 stocks in the portfolio as of December 31, 2004, was as follows: Large-Cap stocks (26), Mid-Cap stocks (35) and Small-Cap stocks (39). The breakdown of the 100 stocks as of December 31, 2003, was as follows: Large-Cap stocks (20), Mid-Cap stocks (53) and Small-Cap stocks (27). The Fund's beta averaged about 1.1 for 2004, according to Bloomberg. That implies a risk level just slightly higher than the overall market.

A RECAP OF THE EQUITIES MARKETS IN 2004

The thing that stands out about the market in 2004 is that equities in all three major market capitalization groups (large-, mid- and small-caps) posted returns (see chart) on average that were below where their respective corporate earnings estimates finished the year. According to Thomson First Call, the estimated earnings growth for the companies in the S&P 500, S&P 400 and S&P 600 Indexes for 2004 were as follows: S&P 500 (+19%), S&P 400 (+20%) and S&P 600 (+26%).

An interesting trend that continued in 2004 was small-cap stocks maintaining their leadership role in the market. From 1999-2004, the S&P 500 Index posted an average annual total return of +1.3%, versus +10.4% for the S&P 400 Index and +11.7% for the S&P 600 Index. There have only been two periods since 1926 when small stocks have outperformed large stocks for more than six consecutive years:
(1974 through 1983) and (1938 through 1945), according to Ibbotson Associates.

A key provision in a new corporate tax law enacted this past October will encourage many U.S. multinationals to repatriate profits earned overseas prior to 2003, and kept overseas in subsidiaries, by taxing such profits at only a 5.25% rate if brought back to the U.S. by the end of 2005. The usual corporate rate is 35%. The U.S. Treasury Department has stated that the tax break it is offering will not be granted if the money is to be used for stock buybacks or dividends. The repatriated profits can be used to reduce debt or to make acquisitions. The one-time tax break is intended to help the overall economy. The Treasury would like to see tax savings spent on new hires, capital spending, R&D, advertising, marketing and to shore up underfunded pensions. We view this as a pro-growth initiative and a potential positive for growth stocks.

IN CLOSING

The First Trust Value Line(R) 100 Fund seeks to invest in stocks with good earnings growth and favorable price momentum. During the period covered by this report, the Fund was diversified via market capitalization and because of the weekly revisions to the portfolio to match changes in the Value Line(R) TimelinessTM Ranking System; the average market capitalization of this portfolio going forward should vary over time.

CAUTION REGARDING FORWARD-LOOKING STATEMENTS

THIS ANNUAL REPORT CONTAINS CERTAIN FORWARD-LOOKING STATEMENTS WITHIN THE MEANING OF SECTION 27A OF THE SECURITIES ACT OF 1933. FORWARD-LOOKING STATEMENTS INCLUDE STATEMENTS REGARDING THE GOALS, BELIEFS, PLANS OR CURRENT EXPECTATIONS OF FIRST TRUST ADVISORS L.P. AND ITS REPRESENTATIVES, TAKING INTO ACCOUNT THE INFORMATION CURRENTLY AVAILABLE TO THEM. FORWARD-LOOKING STATEMENTS INCLUDE ALL STATEMENTS THAT DO NOT RELATE SOLELY TO CURRENT OR HISTORICAL FACT. FOR EXAMPLE, FORWARD-LOOKING STATEMENTS INCLUDE THE USE OF WORDS SUCH AS "ANTICIPATE," "ESTIMATE," "INTEND," "EXPECT," "BELIEVE," "PLAN," "MAY," "SHOULD," "WOULD," OR OTHER WORDS THAT CONVEY UNCERTAINTY OF FUTURE EVENTS OR OUTCOMES.

FORWARD-LOOKING STATEMENTS INVOLVE KNOWN AND UNKNOWN RISKS, UNCERTAINTIES AND OTHER FACTORS THAT MAY CAUSE THE FUND'S ACTUAL RESULTS, PERFORMANCE OR ACHIEVEMENTS TO BE MATERIALLY DIFFERENT FROM ANY FUTURE RESULTS, PERFORMANCE OR ACHIEVEMENTS EXPRESSED OR IMPLIED BY THE FORWARD-LOOKING STATEMENTS. WHEN EVALUATING THE INFORMATION INCLUDED IN THIS ANNUAL REPORT, YOU ARE CAUTIONED NOT TO PLACE UNDUE RELIANCE ON THESE FORWARD-LOOKING STATEMENTS, WHICH REFLECT THE JUDGMENT OF FIRST TRUST ADVISORS L.P. AND ITS REPRESENTATIVES ONLY AS OF THE DATE HEREOF. WE UNDERTAKE NO OBLIGATION TO PUBLICLY REVISE OR UPDATE THESE FORWARD-LOOKING STATEMENTS TO REFLECT EVENTS AND CIRCUMSTANCES THAT ARISE AFTER THE DATE HEREOF.

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO COMPONENTS+
DECEMBER 31, 2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Software .........................................  13.2%
Metals & Mining ..................................   6.2%
Specialty Retail .................................   6.0%
Road & Rail ......................................   6.0%
Household Durables ...............................   5.3%
IT Services ......................................   4.9%
Health Care Providers & Services .................   4.8%
Hotels, Restaurants & Leisure ....................   4.0%
Oil & Gas ........................................   3.9%
Chemicals ........................................   3.8%
Electrical Equipment .............................   3.2%
Computers & Peripherals ..........................   3.1%
Aerospace & Defense ..............................   3.1%
Health Care Equipment & Supplies .................   3.0%
Communications Equipment .........................   3.0%
Commercial Services & Supplies ...................   2.8%
Food & Staples Retailing .........................   2.7%
Semiconductors & Semiconductor Equipment .........   2.3%
Internet & Software Services .....................   2.0%
Biotechnology ....................................   2.0%
Multiline Retail .................................   1.8%
Industrial Conglomerates .........................   1.2%
Machinery ........................................   1.1%
Internet & Catalog Retail ........................   1.1%
Energy Equipment & Services ......................   1.1%
Wireless Telecommunication Services ..............   1.0%
Capital Markets ..................................   1.0%
Consumer Finance .................................   1.0%
Air Freight & Logistics ..........................   0.9%
Textiles, Apparel & Luxury Goods .................   0.9%
Electric Utilities ...............................   0.9%
Paper & Forest Products ..........................   0.9%
Construction Materials ...........................   0.9%
Electronic Equipment & Instruments ...............   0.9%


+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

Page 4                    See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 99.8%

              SOFTWARE - 13.2%
     53,882   Adobe Systems, Inc. ............................  $   3,380,557
    111,546   Autodesk, Inc. .................................      4,233,171
    113,520   Citrix Systems, Inc.* ..........................      2,784,646
     75,799   Cognos, Inc.* ..................................      3,339,704
     56,300   FactSet Research Systems, Inc. .................      3,290,172
    122,716   Internet Security Systems, Inc.* ...............      2,853,147
     57,300   Kronos, Inc.* ..................................      2,929,749
    138,717   Macromedia, Inc.* ..............................      4,316,873
     52,656   Mercury Interactive Corp.* .....................      2,398,481
    211,800   Oracle Corp.* ..................................      2,905,896
    121,800   RSA Security, Inc.* ............................      2,443,308
    108,702   Symantec Corp.* ................................      2,800,163
    293,671   TIBCO Software, Inc.* ..........................      3,917,571
                                                                --------------
                                                                   41,593,438
                                                                --------------

              METALS & MINING - 6.2%
    254,496   AK Steel Holding Corp.* ........................      3,682,557
     57,991   Carpenter Technology Corp. .....................      3,390,154
     71,275   Commercial Metals Company ......................      3,603,664
     60,600   Nucor Corp. ....................................      3,171,804
     36,369   Peabody Energy Corp. ...........................      2,942,616
     96,400   Steel Technologies, Inc. .......................      2,651,964
                                                                --------------
                                                                   19,442,759
                                                                --------------

              SPECIALTY RETAIL - 6.0%
     84,400   Aeropostale, Inc.* .............................      2,483,892
     71,581   American Eagle Outfitters, Inc. ................      3,371,465
     71,400   Bed, Bath & Beyond, Inc.* ......................      2,843,862
     97,183   Building Materials Holding Corp. ...............      3,721,137
     73,032   The Home Depot, Inc. ...........................      3,121,388
     77,646   Urban Outfitters, Inc.* ........................      3,447,482
                                                                --------------
                                                                   18,989,226
                                                                --------------

              ROAD & RAIL - 5.9%
     72,761   Arkansas Best Corp. ............................      3,266,241
     47,400   Canadian National Railway Company ..............      2,903,250
    123,100   Heartland Express, Inc. ........................      2,766,057
     73,729   J.B. Hunt Transport Services, Inc. .............      3,306,746
     88,894   Norfolk Southern Corp. .........................      3,217,074
     58,675   Yellow Roadway Corp.* ..........................      3,268,784
                                                                --------------
                                                                   18,728,152
                                                                --------------

              HOUSEHOLD DURABLES - 5.2%
     52,450   Garmin Ltd. ....................................      3,191,058
     24,807   Harman International Industries, Inc. ..........      3,150,489
      4,951   NVR, Inc.* .....................................      3,809,299
     38,159   The Black & Decker Corp. .......................      3,370,585
     43,900   Toll Brothers, Inc.* ...........................      3,011,979
                                                                --------------
                                                                   16,533,410
                                                                --------------


                    See Notes to Financial Statements.                    Page 5

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004



                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - CONTINUED

              IT SERVICES - 4.9%
     49,300   Affiliated Computer Services, Inc., Class A* ...  $   2,967,367
     80,462   Anteon International Corp.* ....................      3,368,139
     48,443   CACI International, Inc.* ......................      3,300,422
     75,212   Cognizant Technology Solutions Corp.* ..........      3,183,724
    343,758   Sapient Corp.* .................................      2,719,126
                                                                --------------
                                                                   15,538,778
                                                                --------------
              HEALTH CARE PROVIDERS & SERVICES - 4.8%
     27,690   Aetna, Inc. ....................................      3,454,328
     80,600   American Healthways, Inc.* .....................      2,663,024
    104,340   Community Health Systems, Inc.* ................      2,908,999
     79,180   The Advisory Board Company* ....................      2,920,159
     35,600   UnitedHealth Group, Inc. .......................      3,133,868
                                                                --------------
                                                                   15,080,378
                                                                --------------
              HOTELS, RESTAURANTS & LEISURE - 4.0%
    199,400   CKE Restaurants, Inc.* .........................      2,893,294
     51,800   P.F. Chang's China Bistro, Inc.* ...............      2,918,930
     58,500   Starbucks Corp.* ...............................      3,648,060
     57,680   Station Casinos, Inc. ..........................      3,153,942
                                                                --------------
                                                                   12,614,226
                                                                --------------
              OIL & GAS - 3.9%
     69,300   Berry Petroleum Company, Class A ...............      3,305,610
    152,500   OMI Corp. ......................................      2,569,625
     65,974   Southwestern Energy Company* ...................      3,344,222
     85,861   XTO Energy, Inc. ...............................      3,037,762
                                                                --------------
                                                                   12,257,219
                                                                --------------
              CHEMICALS - 3.8%
     56,415   Eastman Chemical Company .......................      3,256,838
     51,200   Georgia Gulf Corp. .............................      2,549,760
    111,000   Lyondell Chemical Company ......................      3,210,120
    132,000   Olin Corp. .....................................      2,906,640
                                                                --------------
                                                                   11,923,358
                                                                --------------
              ELECTRICAL EQUIPMENT - 3.2%
     79,017   II-VI, Inc.* ...................................      3,357,432
     69,381   Rockwell Automation, Inc. ......................      3,437,829
    110,191   Thomas & Betts Corp.* ..........................      3,388,373
                                                                --------------
                                                                   10,183,634
                                                                --------------

              COMPUTERS & PERIPHERALS - 3.1%
     50,548   Apple Computer, Inc.* ..........................      3,255,291
     80,187   Dell, Inc.* ....................................      3,379,080
     97,100   Network Appliance, Inc.* .......................      3,225,662
                                                                --------------
                                                                    9,860,033
                                                                --------------

Page 6                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004



                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - CONTINUED

              AEROSPACE & DEFENSE - 3.1%
     70,863   Armor Holdings, Inc.* ..........................  $   3,331,978
     42,943   L-3 Communications Holdings, Inc. ..............      3,145,145
     84,167   United Industrial Corp. ........................      3,260,630
                                                                --------------
                                                                    9,737,753
                                                                --------------

              HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
     53,123   Biosite, Inc.* .................................      3,269,189
    113,983   Cytyc Corp.* ...................................      3,142,511
    123,265   Intermagnetics General Corp.* ..................      3,132,164
                                                                --------------
                                                                    9,543,864
                                                                --------------

              COMMUNICATIONS EQUIPMENT - 3.0%
    114,029   Juniper Networks, Inc.* ........................      3,100,449
     73,856   QUALCOMM, Inc. .................................      3,131,494
     37,583   Research IN Motion Ltd.* .......................      3,097,591
                                                                --------------
                                                                    9,329,534
                                                                --------------

              COMMERCIAL SERVICES & SUPPLIES - 2.8%
     42,100   Bright Horizons Family Solutions, Inc.* ........      2,726,396
    127,624   Cendant Corp. ..................................      2,983,849
    146,371   Korn/Ferry International* ......................      3,037,198
                                                                --------------
                                                                    8,747,443
                                                                --------------

              FOOD & STAPLES RETAILING - 2.7%
     51,948   Costco Wholesale Corp. .........................      2,514,803
     77,900   Nash Finch Company .............................      2,941,504
     78,053   Walgreen Company ...............................      2,994,893
                                                                --------------
                                                                    8,451,200
                                                                --------------

              SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT - 2.3%
     90,950   Cree, Inc.* ....................................      3,645,276
    101,973   Marvell Technology Group Ltd.* .................      3,616,982
                                                                --------------
                                                                    7,262,258
                                                                --------------

              INTERNET  SOFTWARE & SERVICES - 2.0%
     62,370   Websense, Inc.* ................................      3,163,406
     86,203   Yahoo!, Inc.* ..................................      3,248,129
                                                                --------------
                                                                    6,411,535
                                                                --------------

              BIOTECHNOLOGY - 2.0%
     86,314   Affymetrix, Inc.* ..............................      3,154,777
     49,160   Amgen, Inc.* ...................................      3,153,614
                                                                --------------
                                                                    6,308,391
                                                                --------------

              MULTILINE RETAIL - 1.8%
     76,112   J.C. Penny Company, Inc. .......................      3,151,037
     53,100   Kohl's Corp.* ..................................      2,610,927
                                                                --------------
                                                                    5,761,964
                                                                --------------

                    See Notes to Financial Statements.                    Page 7

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004



                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - CONTINUED

              INDUSTRIAL CONGLOMERATES - 1.2%
    148,105   Park-Ohio Holdings Corp.* ......................  $   3,835,920
                                                                --------------

              MACHINERY - 1.1%
     80,508   Joy Global, Inc. ...............................      3,496,462
                                                                --------------

              INTERNET & CATALOG RETAIL - 1.1%
     29,204   eBay, Inc.* ....................................      3,395,841
                                                                --------------

              ENERGY EQUIPMENT & SERVICES - 1.1%
     83,221   Cal Dive International, Inc.* ..................      3,391,256
                                                                --------------

              WIRELESS TELECOMMUNICATION SERVICES - 1.0%
    112,611   Western Wireless Corp., Class A* ...............      3,299,502
                                                                --------------

              CAPITAL MARKETS - 1.0%
     72,700   SEI Investments Company ........................      3,048,311
                                                                --------------

              CONSUMER FINANCE - 1.0%
     56,800   SLM Corp. ......................................      3,032,552
                                                                --------------

              AIR FREIGHT & LOGISTICS - 0.9%
     53,750   C.H. Robinson Worldwide, Inc. ..................      2,984,200
                                                                --------------

              TEXTILES, APPAREL & LUXURY GOODS - 0.9%
     97,400   Quiksilver, Inc.* ..............................      2,901,546
                                                                --------------

              ELECTRIC UTILITIES - 0.9%
     44,600   TXU Corp. ......................................      2,879,376
                                                                --------------

              PAPER & FOREST PRODUCTS - 0.9%
     83,200   MeadWestvaco Corp. .............................      2,819,648
                                                                --------------

              CONSTRUCTION MATERIALS - 0.9%
     98,785   Headwaters, Inc.* ..............................      2,815,373
                                                                --------------

              ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
    117,400   Itron, Inc.* ...................................      2,807,034
                                                                --------------

              TOTAL COMMON STOCKS ............................    315,005,574
                                                                --------------
              (Cost $256,596,755)


              TOTAL INVESTMENTS - 99.8% ......................    315,005,574
              (Cost $256,596,755)**

              NET OTHER ASSETS & LIABILITIES - 0.2% ..........        626,137
                                                                --------------
              NET ASSETS - 100.0% ............................  $ 315,631,711
                                                                ==============


----------------------------------------------------------------------------
         *   Non-income producing security.
        ** Aggregate cost is the same for federal tax and financial reporting purposes.

Page 8                    See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) 100 FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


ASSETS:
Investments, at value
   (Cost $256,596,755) .............................................................................   $315,005,574
Cash ...............................................................................................        904,634
Dividends receivable ...............................................................................        115,341
Interest receivable ................................................................................          1,659
Prepaid expenses ...................................................................................          7,351
                                                                                                       -------------
     Total Assets ..................................................................................    316,034,559
                                                                                                       -------------

LIABILITIES:
Investment advisory fee payable ....................................................................        173,489
Value Line(R)licensing fee payable .................................................................         76,581
Printing fees payable ..............................................................................         62,685
Audit fees payable .................................................................................         31,250
Payable to administrator ...........................................................................         24,740
Legal fees payable .................................................................................         21,998
Accrued expenses and other payables ................................................................         12,105
                                                                                                       -------------
     Total Liabilities .............................................................................        402,848
                                                                                                       -------------

NET ASSETS .........................................................................................   $315,631,711
                                                                                                       =============
----------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated net realized gain on investments sold ..................................................   $  7,196,940
Net unrealized appreciation of investments .........................................................     58,408,819
Par value ..........................................................................................        174,900
Paid-in capital ....................................................................................    249,851,052
                                                                                                       -------------
     Net Assets ....................................................................................   $315,631,711
                                                                                                       =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) ...............................   $      18.05
                                                                                                       =============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized) ........     17,490,000
                                                                                                       =============


                    See Notes to Financial Statements.                    Page 9

FIRST TRUST VALUE LINE(R) 100 FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004


INVESTMENT INCOME:
Dividends ...................................................................................    $  1,319,247
Interest ....................................................................................          12,235
                                                                                                 -------------
Total investment income .....................................................................       1,331,482
                                                                                                 -------------

EXPENSES:
Investment advisory fee .....................................................................       1,903,837
Value Line(R)licensing fee ..................................................................         297,247
Administration fee ..........................................................................         274,318
Printing fees ...............................................................................         137,575
Audit fees ..................................................................................          29,926
Legal fees ..................................................................................          25,247
Trustees' fees and expenses .................................................................          52,342
Custodian fees ..............................................................................          42,885
Transfer Agent fees .........................................................................          29,988
Other .......................................................................................          56,735
                                                                                                 -------------
     Total expenses .........................................................................       2,850,100
                                                                                                 -------------
NET INVESTMENT LOSS .........................................................................      (1,518,618)
                                                                                                 -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investments sold during the period ...................................      15,534,767
Net change in unrealized appreciation/(depreciation) of investments during the period .......      22,694,106
                                                                                                 -------------
Net realized and unrealized gain on investments .............................................      38,228,873
                                                                                                 -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................................    $ 36,710,255
                                                                                                 =============

Page 10                   See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) 100 FUND
STATEMENTS OF CHANGES IN NET ASSETS



                                                                                           YEAR             PERIOD
                                                                                           ENDED             ENDED
                                                                                        12/31/2004        12/31/2003*
                                                                                       -------------     -------------
Net investment loss ................................................................   $ (1,518,618)     $  (1,085,058)
Net realized gain from investments sold during the period ..........................     15,534,767          5,809,249
Change in unrealized appreciation/(depreciation) of investments during the period ..     22,694,106         35,714,713
                                                                                       ------------      -------------
Net increase in net assets resulting from operations ...............................     36,710,255         40,438,904

DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains .................................................................    (11,543,400)          --
                                                                                       ------------      -------------
Total distributions to shareholders. ...............................................    (11,543,400)           --

CAPITAL TRANSACTIONS:
Gross proceeds from sale of 17,490,000 Common Shares ...............................      --               250,544,260
Offering costs .....................................................................          1,161           (519,469)
                                                                                       ------------      -------------
Net increase from capital transactions .............................................          1,161        250,024,791
                                                                                       ------------      -------------
Net increase in net assets for the period ..........................................     25,168,016        290,463,695

NET ASSETS:
Beginning of period ................................................................    290,463,695            --
                                                                                       ------------      -------------
End of period ......................................................................   $315,631,711      $ 290,463,695
                                                                                       ============      =============
Undistributed net investment income end of period ..................................   $   --            $     --
                                                                                       ============      =============

--------------------------------------------------
* The Fund commenced operations on June 12, 2003.

                   See Notes to Financial Statements.                    Page 11

FIRST TRUST VALUE LINE(R) 100 FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD.



                                                                                           YEAR             PERIOD
                                                                                           ENDED             ENDED
                                                                                        12/31/2004        12/31/2003*
                                                                                       -------------     -------------
 Net asset value, beginning of period ..............................................   $      16.61      $     14.33
                                                                                       ------------      -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ...............................................................          (0.09)           (0.06)
 Net realized and unrealized gain on investments ...................................           2.19             2.37
                                                                                       ------------      -----------
 Total from investment operations ..................................................           2.10             2.31
                                                                                       ------------      -----------
 Common shares offering costs charged to paid-in capital ...........................           0.00#           (0.03)
                                                                                       ------------      -----------
 DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
 Net realized gains ................................................................          (0.66)            --
                                                                                       ------------      -----------
 Total from Distributions ..........................................................          (0.66)            --
                                                                                       ------------      -----------
 Net asset value, end of period ....................................................   $      18.05      $     16.61
                                                                                       ============      ===========
 Market value, end of period .......................................................   $      17.10      $     16.49
                                                                                       ============      ===========
 TOTAL RETURN BASED ON NET ASSET VALUE (A)+ ........................................          13.05%           15.91%
                                                                                       ============      ===========
 TOTAL RETURN BASED ON MARKET VALUE (B)+ ...........................................           7.88%            9.93%
                                                                                       ============      ===========

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ..............................................   $    315,632      $   290,464
 Ratio of operating expenses to average net assets .................................           0.97%            1.02%**
 Ratio of net investment loss to average net assets ................................          (0.52)%          (0.75%)**
 Portfolio turnover rate ...........................................................         220.04%          143.53%

--------------------------------------------------
*    The Fund commenced operations on June 12, 2003.
**   Annualized.
#    Amount represents less than $0.01 per share.
(a) Total return based on net asset value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share and does not reflect sales load.
(b) Total return based on market value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, and changes in Common Share price per share, all based on market price per share.
+    Total return is not annualized for periods less than one year.


Page 12                   See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                       FIRST TRUST VALUE LINE(R) 100 FUND
                                DECEMBER 31, 2004

                               1. FUND DESCRIPTION

First Trust Value Line(R) 100 Fund (the "Fund") is a diversified closed-end management investment company organized as a Massachusetts business trust on April 18, 2003 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund's investment objective is to provide capital appreciation. The Fund seeks to outperform the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by adhering to a disciplined strategy of investing in a diversified portfolio of the 100 common stocks ranked #1 in Value Line's(R) Timeliness(TM) Ranking System. There can be no assurance that the Fund's investment objective will be achieved.

The Value Line(R) Timeliness(TM) Ranking System was introduced in its present form in 1965. Each week, Value Line(R) Publishing, Inc. ("Value Line(R)") screens a wide array of data, using a series of proprietary calculations to rank each of the approximately 1,700 stocks in the Value Line(R) universe from #1 (highest) to #5 (lowest) based on their expected price performance relative to the other stocks in the universe over the following 6 to 12 months. At any one time, only 100 stocks are ranked #1 in the Value Line(R) Timeliness(TM) Ranking System.

The Fund invests substantially all, but in no event less than 80%, of its net assets in the stocks that are ranked #1 in the Value Line(R) Timeliness(TM) Ranking System. Each week, the Fund will make portfolio adjustments to match the changes made to the #1 ranked stocks by Value Line(R). The Fund also rebalances its holdings on a quarterly basis so that each stock is equally weighted on the rebalancing date.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day on which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and net realized long-term and short-term capital gains of the Fund will be paid at least annually or as the Board of Trustees may determine from time to time. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with the income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                       FIRST TRUST VALUE LINE(R) 100 FUND
                                DECEMBER 31, 2004


made by the Fund. Permanent differences incurred during the period ended December 31, 2004, resulting in book and tax accounting differences have been reclassified at year end to reflect a decrease to accumulated net investment loss by $1,518,618 and a decrease to net realized gains by $1,518,618. Net assets were not affected by this reclassification.

The tax character of distributions paid during 2004 and 2003 was as follows:

Distributions paid from:

                                                                      2004                           2003
                                                                      ----                           ----
Ordinary Income ...............................                   $    7,345,800                 $   --
Long-term Capital Gains........................                   $    4,197,600                 $   --

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Ordinary Income................................                   $    5,484,786
Undistributed Long-Term Gain...................                   $    1,712,154
Unrealized Appreciation........................                   $   58,408,819

INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

EXPENSES:

The Fund pays all expenses directly related to its operations. First Trust Advisors L.P. ("First Trust") has entered into a non-exclusive license agreement with Value Line(R) Publishing, Inc. which allows for the use by First Trust of the Value Line(R) Timeliness(TM) Ranking System and certain trademarks and trade names of Value Line(R) Publishing, Inc. The Fund is a sub-licensee to this license agreement. In exchange, Value Line(R) Publishing, Inc. receives an annual fee, payable on a quarterly basis, equal to 10 basis points of the Fund's average gross daily assets during such calendar quarter. This license fee will be paid by the Fund to First Trust who will in turn pay Value Line(R) Publishing, Inc. The terms of the license agreement provide that it shall continue in effect for a term of one year and will be automatically renewed for successive one year terms unless either party elects not to renew the agreement.

ORGANIZATIONAL AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities among other fees. Offering costs consist of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees, First Trust has paid all organizational expenses. The Fund's share of Common Share offering costs, $519,469, was recorded as a reduction of the proceeds from the sale of Common Shares.

During the year ended December 31, 2004, it was determined that actual offering costs from the initial public offering of the Fund's Common Shares in June 2003 were less than the estimated 2003 offering costs by $1,161. Therefore, paid-in capital in excess of par value of Common Shares has been increased by this amount.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                       FIRST TRUST VALUE LINE(R) 100 FUND
                                DECEMBER 31, 2004


          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for implementing the Fund's overall investment strategy, including the allocation and periodic reallocation of the portion of the Fund's assets to be invested in common stocks, and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund's average daily net assets.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

Effective June 7, 2004, the Trustees of the Fund approved a revised compensation plan. Under the revised plan, the Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000, which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust fund complex that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Trustees adopted the revised plan because the increase in the number of funds in the First Trust complex had the effect of rapidly increasing their compensation under the previous arrangements. Prior to June 7, 2004, the Fund paid each Trustee who was not an officer or employee of First Trust or any of its affiliates $10,000 per annum plus $1,000 per regularly scheduled meeting attended, $500 per committee meeting attended and reimbursement for travel and out-of-pocket expenses.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended December 31, 2004, aggregated amounts were $646,239,816 and $659,217,584, respectively.

As of December 31, 2004, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost, was $60,126,666 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $1,717,847.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST VALUE LINE(R)100 FUND:

We have audited the accompanying statement of assets and liabilities of First Trust Value Line(R) 100 Fund (the "Fund"), including the portfolio of investments, as of December 31, 2004, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods in the two year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Fund's custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust Value Line(R) 100 Fund at December 31, 2004, the results of its operations for the year then ended, and its changes in its net assets and financial highlights for each of the periods in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

[GRAPHIC OMITTED]

DELOITTE AND TOUCHE LLP LOGO

Chicago, Illinois
February 17, 2005

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
                       FIRST TRUST VALUE LINE(R) 100 FUND
                                DECEMBER 31, 2004


                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect to receive cash distributions, all dividends and distributions on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent") in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) net asset value per Common Share on that date or
          (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------
                       FIRST TRUST VALUE LINE(R) 100 FUND
                                DECEMBER 31, 2004


--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information how the Fund voted proxies relating to portfolio holdings is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and
(3) on the Securities and Exchange Commission's website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                                 TAX INFORMATION

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended December 31, 2004, 10.80% qualify for the corporate dividend received deduction available to corporate shareholders.

The Fund hereby designates as qualified dividend income distributions 17.12% of the ordinary income (including short-term capital gain), for the year ended December 31, 2004.

For the year ended December 31, 2004, the amount of long-term capital gain designated by the Fund was $4,197,600, which is taxable as a 15% rate gain for Federal income tax purposes.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Annual Meeting of Shareholders of the Fund was held on April 19, 2004. At the Annual Meeting, the Fund's Board of Trustees, consisting of James A. Bowen, Niel B. Nielson, Thomas R. Kadlec, Richard E. Erickson and David M. Oster, was elected to serve an additional one year term. The number of votes cast for each Trustee was 14,150,919, the number of votes withheld for each Trustee was 59,463 and the number of abstentions was 3,279,618.

--------------------------------------------------------------------------------
MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------
                       FIRST TRUST VALUE LINE(R) 100 FUND
                                DECEMBER 31, 2004


                         BOARD OF TRUSTEES AND OFFICERS


Information pertaining to the Trustees and officers* of the Fund is set forth below. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 988-5891.


                                                                                           NUMBER OF                   OTHER
                                                                                           PORTFOLIOS              TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S)        IN FUND COMPLEX           DIRECTORSHIPS
     POSITION(S) WITH THE FUND   LENGTH OF TIME SERVED       DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                           DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee      o One year term             Physician, Sportsmed/      20 portfolios                 None
D.O.B. 04/51                      o 19 months served          Wheaton Orthopedics
c/o First Trust Advisors L.P.
1001 Warrenville Road
Suite 300
Lisle, IL 60532


Niel B. Nielson, Trustee          o One year term             President, Covenant        20 portfolios          Director of Good
D.O.B. 03/54                      o 19 months served          College (June 2002 to                             News Publisher-
c/o First Trust Advisors L.P.                                 present);  Pastor, College                        Crossway Books;
1001 Warrenville Road                                         Church in Wheaton                                 Covenant Transport
Suite 300                                                     (1997 to June 2002)                               Inc.
Lisle, IL 60532


Thomas R. Kadlec                  o One year term             Vice President and Chief   20 portfolios                 None
D.O.B. 11/57                      o 19 months served          Financial Officer (1990
c/o First Trust Advisors L.P.                                 to present) ADM
1001 Warrenville Road                                         Investor Services, Inc.
Suite 300                                                     (Futures Commission
Lisle, IL 60532                                               Merchant); Registered
                                                              Representative (2000 to
                                                              present) Segerdahl &
                                                              Company, Inc., a NASD
                                                              member (Broker-Dealer)


David M. Oster                    o One year term             Trader and Market          9 portfolios                  None
D.O.B. 03/64                      o 19 months served          Maker, Chicago Options
c/o First Trust Advisors L.P.                                 Exchange (Self
1001 Warrenville Road                                         Employed-1987 to
Suite 300                                                     present in options
Lisle, IL 60532                                               trading and market
                                                              making)


                                                                                                                     Page 19

--------------------------------------------------------------------------------
MANAGEMENT - (CONTINUED)
--------------------------------------------------------------------------------
                       FIRST TRUST VALUE LINE(R) 100 FUND
                                DECEMBER 31, 2004


                   BOARD OF TRUSTEES AND OFFICERS (CONTINUED)



                                                                                           NUMBER OF                   OTHER
                                                                                           PORTFOLIOS              TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S)        IN FUND COMPLEX           DIRECTORSHIPS
     POSITION(S) WITH THE FUND   LENGTH OF TIME SERVED       DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                               INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen, Trustee           o One year Trustee          President, First Trust     20 portfolios          None
President, Chairman of the          term and indefinite       Advisors L.P. and First
Board and CEO                       officer term              Trust Portfolios L.P.;
D.O.B. 09/55                      o 19 months served          Chairman of the Board,
1001 Warrenville Road                                         BondWave LLC and
Suite 300                                                     Stonebridge Advisors
Lisle, IL 60532                                               LLC

------------------------------------------------------------------------------------------------------------------------------------
                                                         OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert F. Carey, Vice             o Indefinite term           Senior Vice President,           N/A              N/A
President                         o 19 months served          First Trust Advisors L.P.
D.O.B. 07/63                                                  and First Trust
1001 Warrenville Road                                         Portfolios L.P.
Suite 300
Lisle, IL 60532


Mark R. Bradley, Treasurer,       o Indefinite term           Chief Financial Officer,         N/A              N/A
Controller, Chief Financial       o 19 months served          Managing Director, First
Officer, Chief Accounting                                     Trust Advisors L.P. and
Officer                                                       First Trust Portfolios
D.O.B. 11/57                                                  L.P.; Chief Financial
1001 Warrenville Road                                         Officer, BondWave LLC
Suite 300                                                     and Stonebridge
Lisle, IL 60532                                               Advisors LLC


W. Scott Jardine, Secretary       o Indefinite term           General Counsel, First           N/A              N/A
and Chief Compliance Officer      o 19 months served          Trust Advisors L.P. and
D.O.B. 05/60                                                  First Trust Portfolios
1001 Warrenville Road                                         L.P.; Secretary,
Suite 300                                                     BondWave LLC and
Lisle, IL 60532                                               Stonebridge Advisors
                                                              LLC

--------------------------------------------------------------------------------
MANAGEMENT - (CONTINUED)
--------------------------------------------------------------------------------
                       FIRST TRUST VALUE LINE(R) 100 FUND
                                DECEMBER 31, 2004


                   BOARD OF TRUSTEES AND OFFICERS (CONTINUED)




                                                                                           NUMBER OF                   OTHER
                                                                                           PORTFOLIOS              TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S)        IN FUND COMPLEX           DIRECTORSHIPS
     POSITION(S) WITH THE FUND   LENGTH OF TIME SERVED       DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                   OFFICERS WHO ARE NOT TRUSTEES - (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Roger Testin                      o Indefinite term           Senior Vice President,           N/A              N/A
Vice President                    o 19 months served          First Trust Advisors L.P.
D.O.B. 06/66                                                  (August 2001 to
1001 Warrenville Road                                         present); Analyst, Dolan
Suite 300                                                     Capital Management
Lisle, IL 60532                                              (1998-2001)


Susan M. Brix                     o Indefinite term           Representative, First            N/A              N/A
Assistant Vice President          o 19 months served          Trust Portfolios L.P.;
D.O.B. 01/60                                                  Assistant Portfolio
1001 Warrenville Road                                         Manager, First Trust
Suite 300                                                     Advisors L.P.
Lisle, IL 60532


Kristi A. Maher                   o Indefinite term           Assistant General                N/A              N/A
Assistant Secretary               o 7 months served           Counsel, First Trust
D.O.B. 12/66                                                  Portfolios L.P. (March
1001 Warrenville Road                                         2004 to present);
Suite 300                                                     Associate, Chapman and
Lisle, IL 60532                                               Cutler LLP (1995-2004)

-----------------
    * The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas R. Kadlec is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


         (a) AUDIT FEES (REGISTRANT) -- The aggregate fees billed for the Fund's last two fiscal years (from inception on June 12, 2003 to December 31, 2004) for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for such last two fiscal years are $27,677 for 2003 and $9,000 for 2004.

         (b) AUDIT-RELATED FEES (REGISTRANT) -- The aggregate fees billed in the Fund's last two fiscal years (from inception on June 12, 2003 to December 31, 2004) for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $ 0.

                AUDIT-RELATED FEES (INVESTMENT ADVISER) -- The aggregate fees billed in the last two fiscal years (of the Registrant) for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the adviser's registration statements and are not reported under paragraph (a) of this Item are $ 20,400 for 2003 and $0 for 2004. The fees were for AIMR Verification.

         (c) TAX FEES (REGISTRANT) -- The aggregate fees billed in the last two fiscal years (from inception on June 12, 2003 to December 31, 2004) for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant are $0.

                TAX FEES (INVESTMENT ADVISER) -- The aggregate fees billed in the last two fiscal years (of the Registrant) for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Fund's adviser are $ 6,000 for 2003 and $6,000 for 2004. The fees are for tax return preparation.

         (d) ALL OTHER FEES (REGISTRANT) -- The aggregate fees billed in the last two fiscal years (from inception on June 12, 2003 to December 31, 2004) for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item, are $ 0.

                ALL OTHER FEES (INVESTMENT ADVISER) -- The aggregate fees billed in the last two fiscal years (of the Registrant) for products and services provided by the principal accountant to the registrant's investment adviser, other than services reported in paragraphs (a) through (c) of this Item, are $ 0.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pursuant to its charter, the Audit Committee (the "COMMITTEE") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Fund by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee and shall report any such pre-approval to the full Committee.

         The Committee is also responsible for the approval of the independent auditor's engagements for non-audit services with the Fund's management (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund, subject to the DE MINIMIS exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Fund's management (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund that were not pre-approved pursuant to the DE MINIMIS exception, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                (b) 0%

                (c) 0%

                (d) Not applicable.

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                  (b) 100%.

                  (c) 100%.

                  (d) Not applicable.

         (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

         (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years of the registrant (from inception on June 12, 2003 to December 31, 2004) was $ 32,400.


         (h) Not applicable. The audit committee pre-approved all non-audit services rendered to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.



     (a) The registrant has a separately designated audit committee consisting of all the independent trustees of the registrant. The members of the audit committee are: Thomas R. Kadlec. Niel B. Nielson, David M. Oster and Richard E. Erickson.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

FIRST DEFINED PORTFOLIO FUND LLC
FIRST TRUST VALUE LINE(R) 100 FUND
FIRST TRUST VALUE LINE(R) DIVIDEND FUND
FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II

                           FIRST TRUST ADVISORS, L.P.
                                FIRST TRUST FUNDS
                             PROXY VOTING GUIDELINES

         First Trust Advisors, L.P. (the "ADVISER") serves as investment adviser providing discretionary investment advisory services for several open or closed-end investment companies (the "FUNDS"). As part of these services, the Adviser has full responsibility for proxy voting and related duties. In fulfilling these duties, the Adviser and Funds have adopted the following policies and procedures:

         1. It is the Adviser's policy to seek to ensure that proxies for securities held by a Fund are voted consistently and solely in the best economic interests of the respective Fund.

         2. The Adviser shall be responsible for the oversight of a Fund's proxy voting process and shall assign a senior member of its staff to be responsible for this oversight.

         3. The Adviser has engaged the services of Institutional Shareholder Services, Inc. ("ISS") to make recommendations to the Adviser on the voting of proxies related to securities held by a Fund. ISS provides voting recommendations based on established guidelines and practices. The Adviser has adopted these ISS Proxy Voting Guidelines.

         4. The Adviser shall review the ISS recommendations and generally will vote the proxies in accordance with such recommendations. Notwithstanding the foregoing, the Adviser may not vote in accordance with the ISS recommendations if the Adviser believes that the specific ISS recommendation is not in the best interests of the respective Fund.

         5. If the Adviser manages the assets or pension fund of a company and any of the Adviser's clients hold any securities in that company, the Adviser will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. In addition, if the Adviser has actual knowledge of any other type of material conflict of interest between itself and the respective Fund with respect to the voting of a proxy, the Adviser shall vote the applicable proxy in accordance with the ISS recommendations to avoid such conflict of interest.

         6. If a Fund requests the Adviser to follow specific voting guidelines or additional guidelines, the Adviser shall review the request and follow such guidelines, unless the Adviser determines that it is unable to follow such guidelines. In such case, the Adviser shall inform the Fund that it is not able to follow the Fund's request.

         7. The Adviser may have clients in addition to the Funds which have provided the Adviser with discretionary authority to vote proxies on their behalf. In such cases, the Adviser shall follow the same policies and procedures.

Dated:  September 15, 2003

APPENDIX D ISS
PROXY VOTING GUIDELINES
SUMMARY
The following is a condensed version of all proxy voting recommendations contained in The ISS Proxy Voting Manual.

1. OPERATIONAL  ITEMS

ADJOURN MEETING

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

AMEND QUORUM  REQUIREMENTS

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

AMEND MINOR BYLAWS

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

CHANGE  COMPANY NAME

Vote FOR proposals to change the corporate name.

CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

RATIFYING  AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

o An auditor has a financial interest in or association with the company, and is therefore not independent
o Fees for non-audit services are excessive, or
o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account the tenure of the audit firm, the length of rotation specified in the proposal, any significant audit-related issues at the company, and whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

TRANSACT OTHER BUSINESS

Vote AGAINST proposals to approve other business when it appears as a voting item.

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board.

However, there are some actions by directors that should result in votes being WITHHELD. These instances include directors who:
o Attend less than 75 percent of the board and committee meetings without a valid excuse
o Implement or renew a dead-hand or modified dead-hand poison pill
o Ignore a shareholder proposal that is approved by a majority of the shares outstanding
o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
o Failed to act on takeover offers where the majority of the shareholders tendered their shares
o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees
o Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees
o Are audit committee members and the non-audit fees paid to the auditor are excessive.
o Are inside directors or affiliated outside directors and the full board is less than majority independent
o Sit on more than six boards
o Are members of a compensation committee that has allowed a pay-for-performance disconnect as described in Section 8 (Executive and Director Compensation).

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to WITHHOLD votes.

AGE LIMITS

Vote AGAINST shareholder or mana gement proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

BOARD SIZE

Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

CLASSIFICATION/DECLASSIFICATION  OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

CUMULATIVE VOTING
Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to actions, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:
o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
o Only if the director's legal expenses would be covered.

ESTABLISH/AMEND NOMINEE QUALIFICATIONS

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Vote AGAINST  shareholder  proposals  requiring two  candidates  per board seat.

FILLING  VACANCIES/REMOVAL OF DIRECTORS

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST  proposals  that provide that only  continuing  directors may elect
replacements   to  fill  board   vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Generally vote FOR shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:
o Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties
o Two-thirds independent board
o All-independent key committees
o Established governance guidelines

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

OPEN ACCESS

Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent's rationale for targeting the company in terms of board and director conduct.


STOCK OWNERSHIP  REQUIREMENTS

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote CASE-BY-CASE shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership leve l of executives.

TERM LIMITS

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

3. PROXY  CONTESTS
VOTING FOR DIRECTOR  NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:
o Long-term financial performance of the target company relative to its industry
o Management's track record
o Background to the proxy contest
o Qualifications of director nominees (both slates)
o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

REIMBURSING  PROXY  SOLICITATION  EXPENSES
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BYCASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows:

In the case of a cont ested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals that allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT

Vote AGAINST proposals giving the board exclus ive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

POISON PILLS
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.

Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY  VOTE  REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. MERGERS AND CORPORATE  RESTRUCTURINGS
APPRAISAL RIGHTS
Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
o Purchase price
o Fairness opinion
o Financial and strategic benefits
o How the deal was negotiated
o Conflicts of interest
o Other alternatives for the business
o Noncompletion risk.

ASSET SALES

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:
o Impact on the balance sheet/working capital
o Potential elimination of diseconomies
o Anticipated financial and operating benefits
o Anticipated use of funds
o Value received for the asset
o Fairness opinion
o How the deal was negotiated
o Conflicts of interest.

BUNDLED PROPOSALS
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES

Votes on proposals regarding conversion of securities are determined on a CASE-BYCASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANK RUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:
o Dilution to existing shareholders' position o Terms of the offer
o Financial issues
o Management's efforts to pursue other alternatives
o Control issues
o Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING  COMPANY

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
o The reasons for the change
o Any financial or tax benefits
o Regulatory benefits
o Increases in capital structure
o Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
o Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model
o Adverse changes in shareholder  rights

GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

JOINT  VENTURES

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

LIQUIDATIONS
Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
o Prospects of the combined company, anticipated financial and operating benefits
o Offer price
o Fairness opinion
o How the deal was negotiated
o Changes in corporate governance
o Change in the capital structure
o Conflicts of interest.

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

Votes on proposals regarding private placements should be determined on a CASE-BYCASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

SPINOFFS

Votes on spinoffs  should be considered on a CASE-BY-CASE  basis depending on:
o Tax and regulatory advantages
o Planned use of the sale proceeds
o Valuation of spinoff
o Fairness opinion
o Benefits to the parent company
o Conflicts of interest
o Managerial incentives

o Corporate governance changes
o Changes in the capital structure.

VALUE MAXIMIZATION PROPOSALS

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. STATE OF INCORPORATION

CONTROL SHARE ACQUISITION PROVISIONS

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

CONTROL SHARE CASHOUT PROVISIONS

Vote FOR proposals to opt out of control share cashout statutes.

DISGORGEMENT  PROVISIONS

Vote FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE  PROVISIONS
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZEOUT PROVISIONS

Vote FOR proposals to opt out of state freezeout provisions.

GREENMAIL
Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASEBY- CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

STAKEHOLDER PROVISIONS

Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

STATE  ANTITAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

7. CAPITAL STRUCTURE
ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
Vote FOR  management  proposals to reduce the par value of common stock.

COMMON STOCK  AUTHORIZATION
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
o It is intended for financing purposes with minimal or no dilution to current shareholders
o It is not designed to preserve the voting power of an insider or significant shareholder

ISSUE STOCK FOR USE WITH RIGHTS PLAN

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

PREEMPTIVE RIGHTS
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

RECAPITALIZATION

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

REVERSE  STOCK SPLITS

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

SHARE REPURCHASE PROGRAMS

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

STOCK  DISTRIBUTIONS: SPLITS AND DIVIDENDS

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

TRACKING STOCK
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.  EXECUTIVE  AND  DIRECTOR   COMPENSATION
Votes with respect to equity-based compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a companyspecific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to plan participants, adjusted for:
o Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),
o Cash compensation, and
o Categorization of the company as emerging,  growth, or mature.
These adjustments are pegged to market  capitalization.

Vote AGAINST plans that expressly permit the repricing of underwater stock options without shareholder approval.

Generally vote AGAINST plans in which the CEO participates if there is a disconnect between the CEO's pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based. A decrease in performance is based on negative one- and three-year total shareholder returns. An increase in pay is based on the CEO's total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of longterm incentive plan payouts, and all other compensation) increasing over the previous year. Also WITHHOLD votes from the Compensation Committee members.

DIRECTOR  COMPENSATION

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

STOCK PLANS IN LIEU OF CASH

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

Vote FOR plans which provide a dollar- for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

DIRECTOR RETIREMENT PLANS

Vote AGAINST  retirement  plans  for  nonemployee  directors.

Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

MANAGEMENT PROPOSALS  SEEKING  APPROVAL TO REPRICE  OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
o Historic trading patterns
o Rationale for the repricing
o Value-for-value  exchange
o Option  vesting
o Term of the option
o Exercise price
o Participation.

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:
o Purchase price is at least 85 percent of fair  market  value
o Offering  period is 27 months or less, and
o The number of shares allocated to the plan is ten percent or less of the outstanding shares

Vote AGAINST  employee stock purchase plans where any of the  following  apply:
o Purchase  price is less than 85 percent of fair market value, or
o Offering period is greater than 27 months, or
o The number of shares allocated to the plan is more than ten percent of the outstanding shares

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BYCASE basis using a proprietary, quantitative model developed by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK  OWNERSHIP PLANS (ESOPS)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(K)  EMPLOYEE  BENEFIT PLANS

Vote FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER  PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

OPTION EXPENSING
Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

PERFORMANCE-BASED STOCK OPTIONS
Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:
o The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options)
o The company demonstrates that it is using a substantial portion of performance-based awards for its top executives

GOLDEN PARACHUTES AND EXECUTIVE SEVERANCE AGREEMENTS
Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:
o The parachute should be less attractive than an ongoing employment opportunity with the firm
o The triggering  mechanism  should be beyond the control of  management
o The amount should not exceed three times base salary plus guaranteed  benefits

PENSION PLAN INCOME  ACCOUNTING
Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

SUPPLEMENTAL EXECUTIVE RETIREMENT PLANS (SERPS)
Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareho lder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employeewide plans.

9. SOCIAL AND ENVIRONMENTAL ISSUES
CONSUMER ISSUES AND PUBLIC SAFETY
ANIMAL RIGHTS
Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:
o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),
o The availability and feasibility of alternatives to animal testing to ensure product safety, and
o The degree that  competitors are using animal-free  testing.
Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:
o The company has already published a set of animal welfare standards and monitors compliance

o The company's standards are comparable to or better than those of peer firms, and
o There are no serious controversies surrounding the company's treatment of animals

DRUG PRICING
Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:
o Whether the proposal  focuses on a specific drug and region
o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness
o The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending
o Whether the  company  already  limits  price increases of its products
o Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries
o The extent that peer companies  implement price  restraints

GENETICALLY  MODIFIED FOODS

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

   o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

   o The quality of the company's disclosure on GE product labeling and related voluntary initiatives and how this disclosure compares with peer company disclosure

   o Company's current disclosure on the feasibility of GE product labeling, including information on the related costs

   o Any voluntary labeling initiatives undertaken or considered by the company.

Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds.

   o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

   o The quality of the company's disclosure on risks related to GE product use and how this disclosure compares with peer company disclosure

   o The percentage of revenue derived from international operations, particularly in Europe, where GE products are more regulated and consumer backlash is more pronounced.

Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community.

Vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company's products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.

HANDGUNS
Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

HIV/AIDS
Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company's Sub-Saharan operations and how the company is responding to it, taking into account:
o The nature and size of the company's operations in Sub-Saharan Africa and the number of local employees
o The company's existing healthcare policies, including benefits and healthcare access for local workers
o Company  donations  to  healthcare  providers  operating  in the  region

Vote CASE-BY-CASE on proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, tuberculosis and malaria health pandemic in Africa and other developing countries, taking into account:
o The company's actions in developing countries to address HIV/AIDS, tuberculosis and malaria, including donations of pharmaceuticals and work with public health organizations
o The company's  initiatives in this regard  compared to those of peer companies

PREDATORY  LENDING
Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:
o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices
o Whether the company has adequately disclosed the financial risks of its subprime business
o Whether the company has been subject to violations of le nding laws or serious lending controversies
o Peer companies' policies to prevent  abusive  lending  practices.

TOBACCO
Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:
Second-hand  smoke:
o Whether the company complies with all local ordinances and regulations
o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness
o The risk of any health-related liabilities.
Advertising to youth:
o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations
o Whether  the  company  has gone as far as peers in restricting advertising
o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth
o Whether restrictions on  marketing  to  youth  extend  to  foreign   countries
Cease production of tobacco-related products or avoid selling products to tobacco companies:
o The percentage of the company's business affected
o The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related  businesses:
o The percentage of the company's business affected
o The  feasibility of a spinoff
o Potential  future  liabilities  related to the company's  tobacco business.

Stronger product warnings:
Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment  in  tobacco  stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY
ARCTIC NATIONAL WILDLIFE REFUGE
Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:
o Whether there are publicly available  environmental impact reports
o Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills
o The current status of legislation  regarding drilling in ANWR.

CERES  PRINCIPLES
Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES
o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills
o Environmentally conscious practices of peer companies, including endorsement of CERES
o Costs of membership  and implementation.

ENVIRONMENTAL-ECONOMIC   RISK  REPORT
Vote   CASE-BY-CASE  on proposals requesting reports assessing economic risks of environmental pollution or climate change, taking into account whether the company has clearly disclosed the following in its public documents:
   o Approximate costs of complying with current or proposed environmental laws
   o Steps company is taking to reduce greenhouse gasses or other environmental pollutants
   o  Measurements  of the company's  emissions  levels
   o Reduction targets or goals for environmental pollutants including greenhouse gasses

ENVIRONMENTAL  REPORTS
Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL  WARMING
Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:
o The company's  level of disclosure lags that of its competitors,  or
o The company has a poor environmental track record, such as violations of federal and state regulations.

RECYCLING
Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:
o The nature of the company's business and the percentage affected
o The extent that peer companies are recycling
o The timetable prescribed by the proposal
o The costs and methods of  implementation
o Whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE  ENERGY
Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

o The nature of the company's business  and the  percentage  affected
o The extent that peer companies are switching from fossil fuels to cleaner sources
o The  timetable  and specific action  prescribed by the proposal
o The costs of implementation
o The company's initiatives to address climate change
Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

SUSTAINABILITY  REPORT

Generally vote FOR proposals requesting the company to report on its policies and practices related to social, environmental, and economic sustainability, unless the company is already reporting on its sustainability initiatives through existing reports such as:
   o A combination of an EHS or other environmental report, code of conduct, and/or supplier/vendor standards, and equal opportunity and diversity data and programs, all of which are publicly available, or
   o A report based on Global Reporting Initiative (GRI) or similar guidelines. Vote FOR shareholder proposals asking companies to provide a sustainability report applying the GRI guidelines unless:
   o The company already has a comprehensive sustainability report or equivalent addressing the essential elements of the GRI guidelines or
   o The company has publicly committed to using the GRI format by a specific date

GENERAL  CORPORATE  ISSUES
LINK  EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE
Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:
o The relevance of the issue to be linked to pay
o The degree that social performance is already included in the company's pay structure and disclosed
o The degree that social performance is used by peer companies in setting pay
o Violations or complaints  filed  against  the  company  relating  to  the
particular   social performance measure
o Artificial limits sought by the proposal, such as freezing or capping executive pay
o Independence of the compensation  committee
o Current company pay levels.

CHARITABLE/POLITICAL  CONTRIBUTIONS
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

o The company is in compliance with laws governing corporate political activities, and
o The company has  procedures in place to ensure  that  employee  contributions
to  company-sponsored   political  action committees  (PACs)  are  strictly
voluntary  and  not  coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR  STANDARDS AND HUMAN RIGHTS
CHINA  PRINCIPLES
Vote AGAINST proposals  to  implement  the  China  Principles  unless:
o There are serious controversies surrounding the company's China operations, and
o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).
COUNTRY-SPECIFIC  HUMAN RIGHTS REPORTS
Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:
o The nature and amount of company business in that country
o The company's workplace code of conduct
o Proprietary and confidential information involved
o Company compliance with U.S.  regulations  on  investing  in the  country
o Level of peer  company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS
Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:
o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent
o Agreements with foreign suppliers to meet certain workplace  standards

o Whether company and vendor  facilities are monitored and how
o Company  participation in fair labor  organizations
o Type of business
o Proportion of business  conducted overseas
o Countries of operation  with known human rights  abuses
o Whether the company has been recently involved in significant labor and human rights controversies or violations
o Peer  company  standards  and  practices
o Union presence  in  company's  international  factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:
o The company does not operate in countries with significant human rights violations
o The company has no recent human rights  controversies  or  violations,  or
o The company  already  publicly   discloses   information  on  its  vendor
standards compliance.

MACBRIDE  PRINCIPLES
Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:
o Company compliance  with or  violations  of the Fair  Employment  Act of 1989
o Company antidiscrimination  policies that already  exceed the legal requirements
o The cost and  feasibility of adopting all nine  principles
o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)
o The  potential  for  charges  of  reverse  discrimination
o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted
o The  level of the  company's  inve  stment  in Northern  Ireland
o The number of company  employees  in Northern  Ireland
o The degree that  industry  peers have adopted the  MacBride  Principles
o Applicable state and  municipal  laws that limit  contracts  with  companies
that have not adopted  the   MacBride   Principles.

MILITARY   BUSINESS
FOREIGN   MILITARY SALES/OFFSETS
Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES  AND CLUSTER  BOMBS
Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:
o Whether the company has in the past manufactured landmine components
o Whether the company's peers have renounced  future  production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:
o What weapons classifications the proponent views as cluster bombs
o Whether the company currently or in the past has manufactured cluster bombs or their components
o The percentage of revenue derived from  cluster  bomb  manufacturing
o Whether the  company's  peers have renounced  future  production

NUCLEAR WEAPONS
Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

OPERATIONS IN NATIONS SPONSORING  TERRORISM (IRAN)
Vote CASE-BY-CASE on requests for a board committee review and report outlining the company's financial and reputational risks from its operations in Iran, taking into account current disclosure on:
o The nature and purpose of the Iranian operations and the amount of business involved (direct and indirect revenues and expenses) that could be affected by political disruption
o   Compliance  with U.S.  sanctions  and laws

SPACED-BASED WEAPONIZATION
Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:
o The  information is already  publicly available or
o The disclosures sought could compromise proprietary  information.

WORKPLACE  DIVERSITY
BOARD DIVERSITY
Generally vote FOR reports on the company's efforts to diversify the board, unless:
o The board composition is reasonably inclusive in relation to companies of similar size and business or
o The board already reports on its nominating procedures and diversity initiatives.
Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:
o The degree of board diversity
o Comparison  with peer companies
o Established  process for improving board diversity
o Existence of independent nominating committee
o Use of outside search firm
o History of EEO  violations.

EQUAL  EMPLOYMENT  OPPORTUNITY  (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:
o The company has well-documented equal  opportunity  programs
o The  company  already  publicly  reports  on its company-wide   affirmative
initiatives  and  provides  data  on  its  workforce diversity, and
o The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING
Generally vote FOR reports  outlining the company's   progress   towards   the
Glass   Ceiling   Commission's   business recommendations, unless:
o The composition of senior management and the board is fairly inclusive
o The company has well-documented programs addressing diversity initiatives and leadership development
o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
o  The  company  has  had  no  recent,   significant EEO-related  violations  or
litigation

SEXUAL  ORIENTATION

Vote FOR proposals seeking to amend a company's EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company.
Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.



                    REGISTRANT PURCHASES OF EQUITY SECURITIES

------------------------------------------------------------------------------------------------------------------------------------
                                                                 (C) TOTAL NUMBER OF SHARES          (D) MAXIMUM NUMBER (OR
                   (A) TOTAL NUMBER           (B) AVERAGE       (OR UNITS) PURCHASED AS PART     APPROXIMATE DOLLAR VALUE) OF SHARES
                     OF SHARES (OR           PRICE PAID PER     OF PUBLICLY ANNOUNCED PLANS    (OR UNITS) THAT MAY YET BE PURCHASED
   PERIOD           UNITS) PURCHASED         SHARE (OR UNIT)            OR PROGRAMS                UNDER THE PLANS OR PROGRAMS

------------------------------------------------------------------------------------------------------------------------------------
7/1/04-                0                         N/A                       N/A                               N/A
7/31/04
------------------------------------------------------------------------------------------------------------------------------------
8/1/04-                0                         N/A                       N/A                               N/A
8/31/04
------------------------------------------------------------------------------------------------------------------------------------
9/1/04-                0                         N/A                       N/A                               N/A
9/30/04
------------------------------------------------------------------------------------------------------------------------------------
10/1/04-              46                      $15.6010                     N/A                               N/A
10/31/04)
------------------------------------------------------------------------------------------------------------------------------------
11/1/04-               0                         N/A                       N/A                               N/A
11/30/04)
------------------------------------------------------------------------------------------------------------------------------------
12/1/04-              63                      $17.2154                     N/A                               N/A
12/31/04
------------------------------------------------------------------------------------------------------------------------------------
Total                109*

------------------------------------------------------------------------------------------------------------------------------------

*Shares represent estimated shares purchased on behalf of certain trustees pursuant to dividend reinvestment plan.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        FIRST TRUST VALUE LINE(R)100 FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date              FEBRUARY 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date              FEBRUARY 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Chief Financial Officer
                           (principal financial officer)

Date              FEBRUARY 24, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.